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NAVELLIER MILLENNIUM FUNDS

Semiannual Report Enclosed

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NAVELLIER [LOGO]
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NAVELLIER MILLENNIUM FUNDS

Semiannual Report
June 30, 2002

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Top 20 Portfolio
All Cap Growth Portfolio
International Growth Portfolio
Large Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio


NAVELLIER [LOGO]

                                                SEMIANNUAL REPORT, June 30, 2002
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------
                                                                  August 9, 2002

Dear Shareholder,

How we did

      As we enter the second half of the year, we would like to recap what happened in the first six months of 2002. While the large and small cap value stocks were in favor during the first quarter of 2002, the tide had turned by the second quarter, bringing down virtually all asset classes (i.e., value, growth, etc.). The unrelenting selling pressure across the asset class spectrum was reflected in the benchmarks unanimously posting negative returns for the second quarter. Consequently, for the first half of the year, only the Russell 2000 Value (a small cap value index) was in the positive. The International markets were also not immune to this down turn but despite these volatile market conditions, the Navellier International Growth Portfolio posted an impressive return of 6.62% while the E.A.F.E. Index was down -1.38%. Of the other Navellier Millennium domestic funds, while not posting positive returns for the first six months of the year, on a relative basis, they dramatically outperformed their respective market benchmarks. The Top 20 Portfolio, Large Cap Growth Portfolio and the International Growth Portfolio were ahead of their stock market benchmarks by 11%, 9% and 8%, respectively. The primary reason our funds exhibited such tremendous relative strength is because the market finally focused on corporate earnings. Since our investment strategy is focused on earnings growth, many of our top holdings are emerging as the stock market's new leaders.

      In May, we introduced two new funds to the Navellier Millennium Funds family: the successful Mid Cap Growth Portfolio and a Money Market Portfolio.

[LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES]

                                          TOP 20 PORTFOLIO      TOP 20 PORTFOLIO*     RUSSELL 3000 GROWTH        RUSSELL 3000
                                          ----------------      -----------------     -------------------        ------------
9/30/98                                       10000.00               10000.00               10000.00               10000.00
                                              10310.00                9800.00               10782.00               10759.00
                                              11110.00               10560.00               11603.00               11417.00
12/31/98                                      12550.00               11929.00               12649.00               12143.00
                                              14310.00               13602.00               13379.00               12555.00
                                              13290.00               12632.00               12723.00               12111.00
3/31/99                                       14570.00               13849.00               13378.00               12555.00
                                              15280.00               14524.00               13475.00               13122.00
                                              14470.00               13754.00               13093.00               12872.00
6/30/99                                       16960.00               16120.00               13993.00               13523.00
                                              16710.00               15883.00               13549.00               13113.00
                                              17390.00               16529.00               13718.00               12964.00
9/30/99                                       16560.00               15740.00               13467.00               12632.00
                                              17530.00               16662.00               14437.00               13425.00
                                              18490.00               17575.00               15265.00               13800.00
12/31/99                                      22077.00               20984.00               16928.00               14681.00
                                              22266.00               21164.00               16180.00               14105.00
                                              31082.00               29543.00               17191.00               14236.00
3/31/00                                       26690.00               25369.00               18163.00               15351.00
                                              24910.00               23677.00               17229.00               14810.00
                                              21108.00               20063.00               16317.00               14394.00
6/30/00                                       25679.00               24408.00               17612.00               14821.00
                                              23140.00               21995.00               16824.00               14559.00
                                              28070.00               26680.00               18363.00               15638.00
9/30/00                                       27838.00               26460.00               16681.00               14930.00
                                              24046.00               22856.00               15852.00               14718.00
                                              18843.00               17910.00               13479.00               13361.00
12/31/00                                      20300.00               19295.00               13133.00               13586.00
                                              19090.00               18145.00               14052.00               14050.00
                                              16741.00               15912.00               11698.00               12767.00
3/31/01                                       16491.00               15675.00               10441.00               11934.00
                                              18698.00               17773.00               11758.00               12892.00
                                              18947.00               18010.00               11618.00               12995.00
6/30/01                                       17547.00               16679.00               11394.00               12755.00
                                              16729.00               15901.00               11061.00               12545.00
                                              15851.00               15066.00               10171.00               11805.00
9/30/01                                       13941.00               13251.00                9113.00               10763.00
                                              14688.00               13961.00                9616.00               11014.00
                                              15341.00               14581.00               10532.00               11862.00
12/31/01                                      16058.00               15264.00               10556.00               12029.00
                                              15808.00               15025.00               10356.00               11878.00
                                              15414.00               14651.00                9911.00               11635.00
3/31/02                                       15557.00               14787.00               10287.00               12146.00
                                              15736.00               14957.00                9490.00               11508.00
                                              15318.00               14560.00                9237.00               11375.00
6/30/02                                       14650.00               13925.00                8387.00               10556.00

                          TOP 20 PORTFOLIO -- CLASS A

           TOTAL
 RETURNS FOR PERIODS ENDED                            RUSSELL 3000   RUSSELL
       JUNE 30, 2002         PORTFOLIO   PORTFOLIO*      GROWTH       3000
---------------------------  ---------   ----------   ------------   -------
Six Months                     (8.77)%    (13.29)%      (20.54)%     (12.24)%
One Year                      (16.51)%    (20.64)%      (26.39)%     (17.24)%
Annualized Since Inception+     10.72%       9.23%       (4.58)%        1.45%
Value of a $10,000
 investment over Life of
 Fund+                        $14,650     $13,925        $8,387      $10,556
*Adjusted for maximum load of 4.95%.
+Inception September 30, 1998

[LINE GRAPH -- ALL CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                         ALL CAP PORTFOLIO      ALL CAP PORTFOLIO*        RUSSELL 3000       RUSSELL 3000 GROWTH
                                         -----------------      ------------------        ------------       -------------------
9/05/00                                       10000.00               10000.00               10000.00               10000.00
9/30/00                                        9378.00                8914.00                9610.00                9227.00
                                               8667.00                8238.00                9473.00                8768.00
                                               6577.00                6251.00                8600.00                7456.00
12/31/00                                       7360.00                6996.00                8744.00                7264.00
                                               7468.00                7099.00                9043.00                7772.00
                                               6306.00                5994.00                8217.00                6471.00
3/31/01                                        5820.00                5532.00                7681.00                5775.00
                                               6532.00                6208.00                8297.00                6503.00
                                               6387.00                6071.00                8364.00                6426.00
6/30/01                                        5883.00                5592.00                8210.00                6302.00
                                               5721.00                5438.00                8075.00                6118.00
                                               5315.00                5052.00                7598.00                5625.00
9/30/01                                        4721.00                4487.00                6928.00                5041.00
                                               4838.00                4598.00                7089.00                5319.00
                                               5117.00                4864.00                7635.00                5825.00
12/31/01                                       5306.00                5044.00                7742.00                5839.00
                                               5000.00                4753.00                7645.00                5728.00
                                               4523.00                4299.00                7489.00                5482.00
3/31/02                                        4676.00                4444.00                7817.00                5690.00
                                               4649.00                4419.00                7407.00                5249.00
                                               4514.00                4290.00                7321.00                5109.00
6/30/02                                        4387.00                4170.00                6794.00                4639.00

                      ALL CAP GROWTH PORTFOLIO -- CLASS A

            TOTAL
  RETURNS FOR PERIODS ENDED                             RUSSELL 3000   RUSSELL
        JUNE 30, 2002          PORTFOLIO   PORTFOLIO*      GROWTH       3000
-----------------------------  ---------   ----------   ------------   -------
Six Months                      (17.32)%    (21.45)%      (20.54)%     (12.24)%
One Year                        (25.42)%    (29.11)%      (26.39)%     (17.24)%
Annualized Since Inception+     (36.46)%    (38.22)%      (34.48)%     (19.17)%
Value of a $10,000 investment
 over Life of Fund+              $4,387      $4,170        $6,794       $4,639
*Adjusted for maximum load of 4.95%
+Inception September 5, 2000

What Happened?

      The stock market has been under siege as panicked investors redeemed stock mutual funds in droves. However, the silver lining amidst all the chaos is that those stocks which reported strong second quarter earnings results have firmed up and helped to temporarily stabilize the overall stock market. Aggressive stock buyback programs have also helped to temporarily shore up the overall stock market. Although the stock market has reversed its course and bounced off its lows, a retest of the lows is likely. However, we do not expect the stocks in our portfolios to retest their lows. Instead, we expect the current stock market decline to end just like it did in 1973 and 1974, with approximately 20% of the stocks with good earnings leading the overall stock market.

Consumer Spending

      Due to the dramatic decline of the overall stock market and the fact that the stock market's woes have become mainstream news, consumer confidence has tumbled in recent months. As a result, many investors on Wall Street are worried that consumer spending might fizzle. However, so far there is absolutely no evidence that consumer spending is slowing down, except at some expensive restaurants and some high-end luxury goods retailers. Fortunately, the sales at many discount and specialty stores remain very strong.

[LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES]

                                           INTERNATIONAL          INTERNATIONAL
                                          GROWTH PORTFOLIO      GROWTH PORTFOLIO*          EAFE INDEX         EAFE GROWTH INDEX
                                          ----------------      -----------------          ----------         -----------------
9/5/00                                         10000                  10000                  10000                  10000
9/30/00                                         9158                   8705                   9408                   9339
                                                8419                   8002                   9187                   8909
                                                7628                   7251                   8845                   8499
12/31/00                                        7310                   6948                   9161                   8659
                                                7741                   7358                   9157                   8635
                                                7074                   6724                   8471                   7759
3/31/01                                         6766                   6431                   7910                   7226
                                                6828                   6490                   8465                   7725
                                                6766                   6431                   8173                   7417
6/30/01                                         6612                   6285                   7842                   7058
                                                6407                   6089                   7700                   6887
                                                6366                   6050                   7506                   6573
9/30/01                                         5462                   5192                   6748                   5953
                                                5565                   5289                   6920                   6190
                                                5760                   5475                   7176                   6508
12/31/01                                        5893                   5602                   7219                   6546
                                                5955                   5660                   6836                   6193
                                                6129                   5826                   6884                   6277
3/31/02                                         6458                   6138                   7260                   6519
                                                6376                   6060                   7312                   6557
                                                6458                   6138                   7411                   6576
6/30/02                                         6283                   5972                   7119                   6408

                   INTERNATIONAL GROWTH PORTFOLIO -- CLASS A

                           TOTAL
                 RETURNS FOR PERIODS ENDED                                              EAFE         EAFE
                       JUNE 30, 2002                          PORTFOLIO   PORTFOLIO*    INDEX    GROWTH INDEX
------------------------------------------------------------  ---------   ----------   -------   ------------
Six Months                                                        6.62%       1.32%     (1.38)%     (2.11)%
One Year                                                        (4.97)%    (24.72)%     (9.22)%     (9.21)%
Since Inception+                                               (22.57)%    (24.72)%    (17.06)%    (21.73)%
Value of a $10,000 investment over Life of Fund+                $6,283      $5,972      $7,119      $6,408
*Adjusted for maximum load of 4.95%
+Inception September 5, 2000

[LINE GRAPH -- LARGE CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                          LARGE CAP GROWTH       LARGE CAP GROWTH
                                             PORTFOLIO              PORTFOLIO*        RUSSELL 1000 GROWTH          S&P 500
                                          ----------------       ----------------     -------------------          -------
9/5/00                                         10000                  10000                  10000                  10000
9/30/00                                         9563                   9090                   9208                   9538
                                                8663                   8234                   8772                   9498
                                                7041                   6692                   7479                   8749
12/31/00                                        7496                   7125                   7243                   8792
                                                7460                   7091                   7743                   9104
                                                6176                   5871                   6428                   8274
3/31/01                                         5668                   5388                   5729                   7750
                                                6007                   5710                   6453                   8352
                                                5980                   5684                   6358                   8408
6/30/01                                         5633                   5354                   6211                   8204
                                                5633                   5354                   6056                   8124
                                                5401                   5134                   5561                   7616
9/30/01                                         5000                   4753                   5006                   7001
                                                5107                   4854                   5268                   7134
                                                5446                   5176                   5774                   7680
12/31/01                                        5535                   5261                   5763                   7748
                                                5401                   5134                   5662                   7634
                                                5134                   4880                   5427                   7487
3/31/02                                         5339                   5074                   5614                   7769
                                                5258                   4998                   5156                   7298
                                                5196                   4939                   5031                   7244
6/30/02                                         4920                   4676                   4566                   6728

                     LARGE CAP GROWTH PORTFOLIO -- CLASS A

                           TOTAL
                 RETURNS FOR PERIODS ENDED                                             RUSSELL 1000
                       JUNE 30, 2002                          PORTFOLIO   PORTFOLIO*      GROWTH      S&P 500
------------------------------------------------------------  ---------   ----------   ------------   -------
Six Months                                                     (11.11)%    (15.47)%      (20.78)%     (13.16)%
One Year                                                       (12.66)%    (16.99)%      (26.49)%     (17.99)%
Since Inception+                                               (32.33)%    (34.18)%      (35.05)%     (19.60)%
Value of a $10,000 investment over Life of Fund+                $4,920      $4,676        $4,566       $6,728
*Adjusted for maximum load of 4.95%
+Inception September 5, 2000

Interest Rates and Real Estate Boom

      The secret behind why consumer spending has remained strong is directly attributable to falling interest rates and the real estate boom that has occurred throughout much of the U.S. The inventory of homes throughout much of the U.S. remains very tight, so home prices remain firm. Banks are flush with new deposits due to the flight to quality from rattled stock market investors. Due to rising cash balances, banks are literally throwing money at homeowners. As more homeowners continue to refinance their homes, they will continue to lower their mortgage payments and put more cash in their pockets. Considering that five out of six homeowners have more money invested in their homes than the stock market, consumer confidence will likely continue to be strongly influenced by both mortgage rates and home values. Since the average homeowner has yet to refinance his or her home to take advantage of new lower mortgage rates, there will likely be another wave of home refinancing that will help to boost or sustain strong consumer spending. In the unlikely event that consumer spending, which represents about two-thirds of the U.S. economy, rapidly decelerates, then it is very possible that the Federal Reserve Board might step in and cut key interest rates one more time.

Business Spending

      The big problem that the Federal Reserve Board has encountered is that business spending, which represents about one-third of the U.S. economy, remains extremely weak. In other words, until business spending perks up, the Federal Reserve Board will likely keep interest rates low.

Flow of Funds

      Many investors have also realized that when the stock market is front-page news that an incredible buying opportunity is emerging. The problem is that many investors do not know exactly when to jump back into the stock market. The most important factor that investors should monitor is the flow of funds in and out of the stock market. It is estimated that approximately $60 billion flowed out of the stock mutual funds in July, which dwarfs the prior record exodus of almost $30 billion in September 2001 when the terrorist attacks occurred. Unfortunately, the stock market is a manic crowd and until good news arrives to stem the tide and change the direction of the crowd of exiting investors, the stock market will likely remain very volatile.

Investor Confidence

      Fortunately, there have been several recent events that are now causing investors to hesitate about selling, which will hopefully help curtail the outflows from the stock market. First, many firms, have recently announced aggressive stock buy back programs, which are helping to restore investor confidence. Second, most of the stocks that have recently announced good quarterly earnings have stopped falling and rallied in recent trading days. Third, interest rates are now so low on intermediate bonds that investors appear to be returning to high dividend yielding stocks. Fourth, many investors are under the impression that after executives have to personally sign off on their companies' financial statements by the August 14th deadline there will be no more bad news pre-announced by many stocks.

Credibility and the Stock Market

      The generous practice of issuing stock options has caused many of the credibility problems on Wall Street, because it gave some corporate executives extra incentives to drive up their companies' stock prices with short-term accounting tricks, so they could exercise their stock options and cash out. Also concerning stock options, Federal Reserve Board Chairman Alan Greenspan testified before Congress that the momentum for counting stock options as an expense is unstoppable. Alan Greenspan stated before the Senate Banking Committee that "It's going to happen and quite appropriately so". A positive development is that both the Senate and the House of Representatives are finalizing a bill that will put corporate officers in jail for defrauding investors. The fact that both the Senate and the House of Representatives are finalizing a bill that President Bush will sign is the first step that the folks in Washington D.C. are listening to investors and are starting to turn up the heat on public companies.

Summary

      In summary, we wish we could tell you that the stock market has turned the corner and will be rallying strongly for several months. Unfortunately, we only envision a selective market recovery with approximately 20% of the stocks leading the overall stock market. Although we do not anticipate that most of our stocks in our portfolios will retest their lows due to strong quarterly earnings results and low-to-moderate PE ratios, we cannot say the same for the overall stock market, which may very well retest its lows if trading volume does not rise after Labor Day. Fortunately, the earnings environment is slowly improving and many companies are announcing aggressive buyback programs of their stock. However, until the investor exodus out of stock mutual funds cease, the overall stock market will remain vulnerable to further downdrafts.

      There are multiple reasons for our cautious outlook. The analyst community remains too positive on the earnings outlook for the S&P 500 and will likely trim their earnings estimates in the next few months like they usually do in September and October. Unfortunately, trading volume will remain erratic until after Labor Day when many Wall Street professionals return from their summer hiatus. As a result, we expect that we will have to wait until after Labor Day to verify whether or not the stock market will be retesting its lows or rebounding on rising trading volume.

      There is growing speculation that the Federal Reserve Board might have to step in and cut key interest rates at least one more time. We do not believe that the Federal Reserve Board will cut interest rates again. Record low mortgage rates are causing many consumers to refinance their homes again, which will ultimately help put more money in consumers' pockets and help improve both consumer confidence and consumer spending. Many of the stocks in our portfolios are dependent on consumer spending and have posted strong earnings due to strong consumer spending, especially at discount and specialty stores.

      Overall, the stock market has become disconnected with the U.S. economy. Investor confidence remains shattered after the corporate accounting scandals. Fortunately, improving corporate earnings and aggressive stock buy back programs are helping the stock market find firmer footing. Even if the overall stock market tries to retest its lows, we are confident that the stocks in our portfolios have bottomed out and will likely help lead the overall stock market higher in the upcoming months.

Keep in Touch

      We invite you to visit our web site at www.navellier.com and in particular encourage you to sign up for Marketmail* which is our weekly market commentary emailed to you every Friday. Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8670. We look forward to hearing from you.

Sincerely,

/s/ Louis G. Navellier
Louis Navellier

*There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Millennium Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index. It is considered to be representative of the large cap market in general.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The MSCI EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia, and Europe. It is considered representative of the international stock market in general.

The MSCI EAFE Growth Index is a market capitalization weighted index representing all 20 developed markets that make up the EAFE Index. All securities are classified as either growth or value based on price-to-book value ratios by each MSCI country index. The country growth indices are aggregated into regional growth indices.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

TOP 20 PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 98.7%
AUDIO AND VIDEO PRODUCTS -- 3.3%
    16,000  Harman International
              Industries, Inc.             $      788,000
                                           --------------
AUTOMOTIVE -- 7.3%
   110,000  TBC Corp.*                          1,746,800
                                           --------------
BANKING -- 4.5%
    32,000  Compass Bancshares, Inc.            1,075,200
                                           --------------
BUILDING AND CONSTRUCTION -- 3.0%
     9,000  Beazer Homes USA, Inc.*               720,000
                                           --------------
CHEMICALS -- 5.6%
    44,000  Albemarle Corp.                     1,357,400
                                           --------------
ENGINEERING AND CONSULTING SERVICES -- 5.1%
    35,000  FTI Consulting, Inc.*               1,225,350
                                           --------------
FINANCIAL SERVICES -- 11.1%
    37,000  Deluxe Corp.                        1,438,930
    48,000  The John Nuveen Co.                 1,233,600
                                           --------------
                                                2,672,530
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 4.5%
    21,500  Anheuser-Busch Co., Inc.            1,075,000
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 11.8%
    75,000  American Medical Security
              Group, Inc.*                      1,795,500
    33,000  Mid-Atlantic Medical
              Services, Inc.*                   1,034,550
                                           --------------
                                                2,830,050
                                           --------------
INSURANCE -- 4.6%
    19,000  The Progressive Corp.               1,099,150
                                           --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 4.6%
    22,000  Patterson Dental Co.*               1,107,260
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 4.4%
    55,000  Annaly Mortgage Management,
              Inc.                              1,067,000
                                           --------------
RESTAURANTS -- 9.2%
    35,000  Bob Evans Farms, Inc.               1,101,800
    38,000  Yum! Brands, Inc.*                  1,111,500
                                           --------------
                                                2,213,300
                                           --------------
RETAIL -- 19.7%
    28,600  A.C. Moore Arts & Crafts,
              Inc.*                             1,354,210
    45,000  Fred's, Inc.                        1,655,100
    18,200  Lowe's Cos., Inc.                     826,280
    80,500  The Sports Authority, Inc.*           914,480
                                           --------------
                                                4,750,070
                                           --------------
TOTAL COMMON STOCK
  (COST $21,743,723)                           23,727,110
                                           --------------

---------------------------------------------------------
 Shares/                                    Market Value
Par Value                                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.9%
MONEY MARKET FUNDS -- N.M.
     1,031  FBR Fund for Government
              Investors                    $        1,031
                                           --------------
GOVERNMENT AGENCY OBLIGATIONS -- 1.9%
  $443,000  FHLB Discount Notes 1.79% due
              7/1/02                              442,934
                                           --------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $443,965)                                 443,965
                                           --------------
TOTAL INVESTMENTS -- 100.6%
  (COST $22,187,688)                           24,171,075
Liabilities in Excess of Other
  Assets -- (0.6%)                               (131,001)
                                           --------------
NET ASSETS -- 100.0%                       $   24,040,074
                                           ==============
NET ASSETS CONSIST OF:
Paid-in Capital applicable to:
    Class A Shares                         $   22,898,027
    Class B Shares                              7,572,826
    Class C Shares                              4,779,261
Net Investment Loss                              (146,415)
Accumulated Net Realized Loss on
  Investments                                 (13,047,012)
Net Unrealized Appreciation of
  Investments                                   1,983,387
                                           --------------
NET ASSETS                                 $   24,040,074
                                           ==============
  CLASS A                                  $   17,143,751
                                           ==============
  CLASS B                                  $    4,244,529
                                           ==============
  CLASS C                                  $    2,651,794
                                           ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 1,396,888 Shares
    Outstanding)                                   $12.27
                                           ==============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $12.27)                          $12.91
                                           ==============
  CLASS B SHARES
    (Based on 354,418 Shares Outstanding)
                                                   $11.98
                                           ==============
  CLASS C SHARES
    (Based on 221,125 Shares Outstanding)
                                                   $11.99
                                           ==============

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

ALL CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 97.4%
APPAREL -- 20.4%
     6,370  AnnTaylor Stores Corp.         $   161,734
     2,730  Chico's FAS, Inc.*                  99,154
     5,125  Coach, Inc.*                       281,363
     3,050  Jones Apparel Group, Inc.*         114,375
     9,700  Limited Brands, Inc.               206,610
     6,325  Quiksilver, Inc.*                  156,860
     3,578  Urban Outfitters, Inc.*            124,228
                                           -----------
                                             1,144,324
                                           -----------
CASINOS AND GAMING -- 5.5%
    11,506  Boyd Gaming Corp.*                 165,226
     3,245  Harrah's Entertainment, Inc.*      143,916
                                           -----------
                                               309,142
                                           -----------
CONSUMER PRODUCTS AND SERVICES -- 18.0%
     3,740  Blyth, Inc.                        116,763
     5,460  Corinthian Colleges, Inc.*         185,039
     7,419  Energizer Holdings, Inc.*          203,429
     4,850  Fossil, Inc.*                       99,716
     4,989  Maytag Corp.                       212,781
     3,300  Rent-A-Center, Inc*                191,433
                                           -----------
                                             1,009,161
                                           -----------
FINANCIAL SERVICES -- 3.9%
     3,335  Moody's Corp.                      165,916
     1,620  New Century Financial Corp.         56,651
                                           -----------
                                               222,567
                                           -----------
FOOD, BEVERAGE AND TOBACCO -- 4.9%
     7,880  Panera Bread Co.*                  273,830
                                           -----------
HEALTHCARE PRODUCTS AND SERVICES -- 9.6%
       622  Accredo Health, Inc.*               28,711
     1,385  AmerisourceBergen Corp.            105,260
     3,232  Gentiva Health Services, Inc.       29,056
     1,990  Mid-Atlantic Medical
              Services, Inc.*                   62,387
     5,898  Triad Hospitals, Inc.*             251,963
       619  Trigon Healthcare, Inc.*            62,258
                                           -----------
                                               539,635
                                           -----------
INSURANCE -- 3.8%
     4,726  Choicepoint, Inc.*                 214,891
                                           -----------
MANUFACTURING -- 2.0%
     3,700  Nautilus Group, Inc.*              113,220
                                           -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 4.8%
     5,805  Oxford Health Plans, Inc.*         269,700
                                           -----------

-------------------------------------------------------
 Shares/                                   Market Value
Par Value                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
RETAIL -- 24.5%
    15,943  Big Lots, Inc.                 $   313,758
     5,648  Lowe's Companies, Inc.             256,419
     4,625  Michaels Stores, Inc.*             180,375
     9,000  PETsMART, Inc.*                    144,360
     5,085  Pier 1 Imports, Inc.               105,514
    15,867  The Sports Authority, Inc.*        180,249
    10,469  Tuesday Morning Corp.*             194,305
                                           -----------
                                             1,374,980
                                           -----------
TOTAL COMMON STOCK
  (COST $5,478,330)                          5,471,450
                                           -----------
SHORT-TERM INVESTMENTS -- 0.8%
MONEY MARKET FUNDS -- N.M.
       273  FBR Fund for Government
              Investors                            273
                                           -----------
GOVERNMENT AGENCY OBLIGATIONS -- 0.8%
   $43,000  FHLB Discount Notes 1.79% due
              7/1/02                            42,994
                                           -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $43,267)                                43,267
                                           -----------
TOTAL INVESTMENTS -- 98.2%
  (COST $5,521,597)                          5,514,717
Other Assets Less Liabilities -- 2.0%           98,447
                                           -----------
NET ASSETS -- 100.0%                       $ 5,613,164
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                         $ 5,558,098
    Class B Shares                           2,030,532
    Class C Shares                           1,720,681
  Net Investment Loss                          (38,161)
  Accumulated Net Realized Loss on
    Investments                             (3,651,106)
  Net Unrealized Depreciation of
    Investments                                 (6,880)
                                           -----------
NET ASSETS                                 $ 5,613,164
                                           ===========
  CLASS A                                  $ 3,421,168
                                           ===========
  CLASS B                                  $ 1,255,677
                                           ===========
  CLASS C                                  $   936,319
                                           ===========
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 702,122 Shares Outstanding)        $4.87
                                           ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $4.87)                         $5.12
                                           ===========
  CLASS B SHARES
    (Based on 261,616 Shares Outstanding)        $4.80
                                           ===========
  CLASS C SHARES
    (Based on 194,950 Shares Outstanding)        $4.80
                                           ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 95.1%
AUTOMOTIVE -- 7.0%
     1,730  Honda Motor Co. Ltd. ADR
              (Japan)                       $    35,845
       570  Magna International, Inc. ADR
              (Canada)                           39,245
     2,260  Nissan Motor Co. Ltd. ADR
              (Japan)                            31,663
                                            -----------
                                                106,753
                                            -----------
BUILDING AND CONSTRUCTION -- 4.6%
     1,150  Chicago Bridge & Iron Co. NV
              ADR (Netherlands)                  32,419
     2,020  Masonite International Corp.
              ADR* (Canada)                      37,309
                                            -----------
                                                 69,728
                                            -----------
CHEMICALS -- 3.5%
     4,470  Syngenta AG, ADR (Switzerland)       54,355
                                            -----------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 8.6%
     1,440  Logitech International S.A.,
              ADR* (Switzerland)                 67,752
       870  NIDEC Corp. ADR (Japan)              63,293
                                            -----------
                                                131,045
                                            -----------
CONSUMER PRODUCTS AND SERVICES -- 4.0%
     1,520  Electrolux AB, ADR (Sweden)          60,952
                                            -----------
ELECTRONICS -- 3.1%
       790  Siemens AG, ADR (Germany)            46,926
                                            -----------
FINANCIAL SERVICES -- 7.3%
     2,020  Allied Irish Banks PLC ADR
              (Ireland)                          53,227
       870  Bank of Ireland, ADR (Ireland)       43,213
       480  Barclays PLC ADR (United
              Kingdom)                           16,181
                                            -----------
                                                112,621
                                            -----------
FOOD, BEVERAGE AND TOBACCO -- 15.8%
     1,010  Diageo PLC ADR (United
              Kingdom)                           52,167
     2,040  Group Danone, ADR (France)           56,039
       870  Swedish Match AB, ADR (Sweden)       70,696
     1,730  Unilever PLC ADR (United
              Kingdom)                           63,179
                                            -----------
                                                242,081
                                            -----------
INDUSTRIAL SERVICES -- 3.2%
     1,010  Norsk Hydro ASA, ADR (Norway)        48,601
                                            -----------
MANUFACTURING -- 9.4%
     1,660  Posco, ADR (South Korea)             45,268
     2,020  SKF AB, ADR (Sweden)                 51,409
     3,170  Tompkins PLC ADR (United
              Kingdom)                           47,677
                                            -----------
                                                144,354
                                            -----------

-------------------------------------------------------
 Shares/                                   Market Value
Par Value                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
PAPER AND PACKAGING -- 7.9%
     3,170  Metso Oyj, ADR (Finland)        $    41,369
     1,440  Rexam PLC ADR (United Kingdom)       48,037
     2,310  Sappi Ltd., ADR (South Africa)       32,340
                                            -----------
                                                121,746
                                            -----------
PHARMACEUTICALS -- 3.5%
       840  Schering AG, ADR (Germany)           53,340
                                            -----------
RETAIL -- 2.9%
     1,010  Signet Group PLC ADR (United
              Kingdom)                           44,613
                                            -----------
SEMICONDUCTORS AND RELATED -- 4.3%
     4,040  ARM Holdings PLC ADR* (United
              Kingdom)                           26,340
     2,310  ASM International N.V., Inc.
              ADR* (Netherlands)                 39,871
                                            -----------
                                                 66,211
                                            -----------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.9%
       900  Nokia Oyj, ADR (Finland)             13,032
     5,190  Rostelecom, ADR (Russia)             31,140
                                            -----------
                                                 44,172
                                            -----------
UTILITIES -- 7.1%
     1,150  E.ON AG, ADR (Germany)               66,723
     1,300  Huaneng Power International,
              Inc. ADR (China)                   41,886
                                            -----------
                                                108,609
                                            -----------
TOTAL COMMON STOCKS
  (COST $1,383,626)                           1,456,107
                                            -----------
SHORT-TERM INVESTMENTS -- 4.2%
MONEY MARKET FUNDS -- 0.1%
       745  FBR Fund for Government
              Investors                             745
                                            -----------
GOVERNMENT AGENCY OBLIGATIONS -- 4.1%
   $63,000  FHLB Discount Notes 1.79% due
              7/1/02                             62,991
                                            -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $63,736)                                 63,736
                                            -----------
TOTAL INVESTMENTS -- 99.3%
  (COST $1,447,362)                           1,519,843
Other Assets less Liabilities -- 0.7%            11,324
                                            -----------
NET ASSETS -- 100.0%                        $ 1,531,167
                                            ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

INTERNATIONAL GROWTH (continued)
-------------------------------------------------------
-------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                          $ 1,553,477
    Class B Shares                               25,028
    Class C Shares                               49,344
  Net Investment Income                           7,167
  Accumulated Net Realized Loss on
    Investments                                (176,330)
  Net Unrealized Appreciation of
    Investments                                  72,481
                                            -----------
NET ASSETS                                  $ 1,531,167
                                            ===========
CLASS A                                     $ 1,461,018
                                            ===========
CLASS B                                     $    19,515
                                            ===========
CLASS C                                     $    50,634
                                            ===========

-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 238,845 Shares Outstanding)         $6.12
                                            ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $6.12)                          $6.44
                                            ===========
  CLASS B SHARES
    (Based on 3,217 Shares Outstanding)           $6.07
                                            ===========
  CLASS C SHARES
    (Based on 8,361 Shares Outstanding)           $6.06
                                            ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
                                             Market Value
  Shares                                       (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 81.3%
AEROSPACE/DEFENSE -- 2.5%
       270  Lockheed Martin Corp.             $    18,765
                                              -----------
APPAREL -- 1.2%
       170  Nike, Inc.                              9,121
                                              -----------
CHEMICALS -- 2.0%
       330  BASF AG                                15,345
                                              -----------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 7.5%
     1,240  Dell Computer Corp.*                   32,414
       500  Emulex Corp.*                          11,255
       340  First Data Corp.                       12,804
                                              -----------
                                                   56,473
                                              -----------
CONSUMER PRODUCTS AND SERVICES -- 4.8%
       420  Clorox Co.                             17,367
       210  Procter & Gamble Co.                   18,753
                                              -----------
                                                   36,120
                                              -----------
FINANCIAL SERVICES -- 6.2%
       280  Fifth Third Bancorp                    18,662
       290  SLM Corp.                              28,101
                                              -----------
                                                   46,763
                                              -----------
FOOD, BEVERAGE AND TOBACCO -- 9.0%
       420  Anheuser-Busch Companies, Inc.         21,000
       600  Conagra Foods, Inc.                    16,590
       300  Diageo Plc ADR                         15,495
       265  Wm. Wrigley Jr. Co.                    14,668
                                              -----------
                                                   67,753
                                              -----------
HEALTHCARE PRODUCTS AND SERVICES -- 11.8%
       200  Johnson & Johnson                      10,452
       515  Tenet Healthcare Corp.*                36,848
       450  UnitedHealth Group, Inc.               41,198
                                              -----------
                                                   88,498
                                              -----------
INDUSTRIAL GASES -- 2.8%
       425  Air Products and Chemicals, Inc.       21,450
                                              -----------
INSURANCE -- 2.5%
       330  The Progressive Corp.                  19,091
                                              -----------
MANUFACTURING -- 2.6%
       285  Illinois Tool Works, Inc.              19,642
                                              -----------
RECREATIONAL PRODUCTS -- 2.5%
       360  Harley-Davidson, Inc.                  18,457
                                              -----------
RETAIL -- 16.2%
       395  Kohl's Corp.*                          27,682
       460  Lowe's Companies, Inc.                 20,884
       250  Sears, Roebuck and Co.                 13,575
       465  Target Corp.                           17,270
     1,200  The TJX Companies, Inc.                23,532
       340  Wal-Mart Stores, Inc.                  18,702
                                              -----------
                                                  121,645
                                              -----------

---------------------------------------------------------
 Shares/                                     Market Value
Par Value                                     (Note 1)
---------------------------------------------------------
---------------------------------------------------------
SEMICONDUCTORS AND RELATED -- 9.7%
       595  Applied Materials, Inc.*          $    11,316
       810  Intel Corp.                            14,799
       530  KLA-Tencor Corp.*                      23,315
     1,815  Taiwan Semiconductor
              Manufacturing Co., Ltd. ADR*         23,595
                                              -----------
                                                   73,025
                                              -----------
TOTAL COMMON STOCKS
  (COST $613,511)                                 612,148
                                              -----------
SHORT-TERM INVESTMENTS -- 18.1%
MONEY MARKET FUNDS -- 0.1%
       451  FBR Fund for Government
              Investors                               451
                                              -----------
GOVERNMENT AGENCY OBLIGATIONS -- 18.0%
  $136,000  FHLB Discount Notes 1.79% due
              7/1/02                              135,980
                                              -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $136,431)                                 136,431
                                              -----------
TOTAL INVESTMENTS -- 99.4%
  (COST $749,942)                                 748,579
Other Assets Less Liabilities -- 0.6%               4,543
                                              -----------
NET ASSETS -- 100.0%                          $   753,122
                                              ===========
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                            $   430,851
    Class B Shares                                379,615
    Class C Shares                                277,060
Net Investment Loss                                (4,268)
Accumulated Net Realized Loss on Investments
                                                 (328,773)
Net Unrealized Depreciation of Investments         (1,363)
                                              -----------
NET ASSETS                                    $   753,122
                                              ===========
  CLASS A                                     $   297,174
                                              ===========
  CLASS B                                     $   284,259
                                              ===========
  CLASS C                                     $   171,689
                                              ===========
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 53,791 Shares Outstanding)            $5.52
                                              ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $5.52)                            $5.81
                                              ===========
  CLASS B SHARES
    (Based on 51,934 Shares Outstanding)            $5.47
                                              ===========
  CLASS C SHARES
    (Based on 31,476 Shares Outstanding)            $5.45
                                              ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 97.5%
APPAREL -- 1.5%
       245  Coach, Inc.*                    $    13,451
                                            -----------
AUTOMOTIVE -- 2.9%
       340  Autozone, Inc.*                      26,282
                                            -----------
BANKING -- 5.9%
     1,480  Hudson City Bancorp                  29,452
       615  North Fork Bancorporation,
              Inc.                               24,483
                                            -----------
                                                 53,935
                                            -----------
BUILDING AND CONSTRUCTION -- 2.6%
       925  DR Horton, Inc.                      24,078
                                            -----------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 16.4%
       370  Affiliated Computer Services,
              Inc.*                              17,567
       985  Cognos, Inc.*                        21,857
       310  Expedia, Inc.*                       18,380
       430  Fiserve, Inc.*                       15,785
       370  Logitech International SA            17,409
       865  The Reynolds & Reynolds Co.          24,177
       185  Storage Technology Corp.*             2,954
       495  Symantec Corp.*                      16,261
       800  Ticketmaster*                        14,968
                                            -----------
                                                149,358
                                            -----------
CONSUMER PRODUCTS AND SERVICES -- 5.3%
       495  Alberto-Culver Co.                   23,661
       430  Fortune Brands, Inc.                 24,054
                                            -----------
                                                 47,715
                                            -----------
FINANCIAL SERVICES -- 4.3%
       370  The John Nuveen Co.                   9,509
       600  Moody's Corp.                        29,850
                                            -----------
                                                 39,359
                                            -----------
FOOD, BEVERAGE AND TOBACCO -- 7.6%
       985  Constellation Brands, Inc.*          31,520
       615  Pepsi Bottling Group, Inc.           18,942
       740  Supervalu, Inc.                      18,152
                                            -----------
                                                 68,614
                                            -----------
HEALTHCARE PRODUCTS AND SERVICES -- 9.4%
       310  AmerisourceBergen Corp.              23,560
       740  Coventry Health Care, Inc.*          21,090
       310  Quest Diagnostics, Inc.*             26,676
       325  Triad Hospitals, Inc.*               13,883
                                            -----------
                                                 85,209
                                            -----------
INSURANCE -- 1.6%
       370  The PMI Group, Inc.                  14,134
                                            -----------
MANUFACTURING -- 5.8%
       495  ITT Industries, Inc.                 34,947
       370  Pentair, Inc.                        17,790
                                            -----------
                                                 52,737
                                            -----------

-------------------------------------------------------
 Shares/                                   Market Value
Par Value                                    (Note 1)
-------------------------------------------------------
-------------------------------------------------------
MEDICAL EQUIPMENT AND SUPPLIES -- 9.3%
       465  Dentsply International, Inc.    $    17,162
       495  Henry Schein, Inc.*                  22,028
       430  Oxford Health Plans, Inc.*           19,978
       495  Patterson Dental Co.*                24,913
                                            -----------
                                                 84,081
                                            -----------
PAPER AND PACKAGING -- 1.6%
       625  Pactiv Corp.*                        14,813
                                            -----------
PHARMACEUTICALS -- 1.8%
       985  Caremark RX, Inc.*                   16,253
                                            -----------
RESTAURANTS -- 7.0%
       310  Darden Restaurants, Inc.              7,657
       865  Outback Steakhouse, Inc.*            30,362
       860  Yum! Brands, Inc.*                   25,155
                                            -----------
                                                 63,174
                                            -----------
RETAIL -- 6.3%
       525  Michaels Stores, Inc.*               20,475
       245  Ross Stores, Inc.                     9,984
       865  Williams-Sonoma, Inc.*               26,520
                                            -----------
                                                 56,979
                                            -----------
SEMICONDUCTORS AND RELATED -- 6.0%
     2,835  ATI Technologies, Inc.*              19,590
       495  Marvell Technology Group Ltd.,
              Inc.*                               9,845
       927  Microchip Technology, Inc.*          25,428
                                            -----------
                                                 54,863
                                            -----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 2.2%
       370  L-3 Communications Holdings,
              Inc.*                              19,980
                                            -----------
TOTAL COMMON STOCKS
  (COST $941,944)                               885,015
                                            -----------
SHORT-TERM INVESTMENTS -- 22.2%
MONEY MARKET FUNDS -- 0.1%
       878  FBR Fund for Government
              Investors                             878
                                            -----------
GOVERNMENT AGENCY OBLIGATIONS -- 22.1%
  $201,000  FHLB Discount Notes
              1.79% due 7/1/02                  200,970
                                            -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $201,848)                               201,848
                                            -----------
TOTAL INVESTMENTS -- 119.7%
  (COST $1,143,792)                           1,086,863
Payable for Investment Purchased -- (8.8%)
                                                (80,291)
Payable for Fund Shares
  Redeemed -- (13.1%)                          (118,800)
Other Assets Less Liabilities -- 2.2%            20,310
                                            -----------
NET ASSETS -- 100.0%                        $   908,082
                                            ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

MID CAP GROWTH (continued)
-------------------------------------------------------
-------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                          $   741,740
    Class B Shares                              206,715
    Class C Shares                               18,700
Net Investment Loss                                (852)
Accumulated Net Realized Loss on
  Investments                                    (1,293)
Net Unrealized Depreciation of Investments      (56,928)
                                            -----------
NET ASSETS                                  $   908,082
                                            ===========
  CLASS A                                   $   699,080
                                            ===========
  CLASS B                                   $   191,205
                                            ===========
  CLASS C                                   $    17,797
                                            ===========

-------------------------------------------------------
-------------------------------------------------------
-------------------------------------------------------
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 76,949 Shares Outstanding)          $9.09
                                            ===========
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $9.09)                          $9.56
                                            ===========
  CLASS B SHARES
    (Based on 21,067 Shares Outstanding)          $9.08
                                            ===========
  CLASS C SHARES
    (Based on 1,960 Shares Outstanding)           $9.08
                                            ===========

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

MONEY MARKET PORTFOLIO
-------------------------------------------------------
  Shares/      Maturity                        Value
 Par Value       Date           Rate         (Note 1)
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 100.0%
FEDERAL HOME LOAN BANK DISCOUNT
  NOTES -- 99.8%
   $135,980   July 1, 2002           1.79%  $   135,980
     99,000  July 31, 2002           1.74        98,856
                                            -----------
                                                234,836
                                            -----------
MONEY MARKET FUNDS -- 0.2%
        619  FBR Fund for Government
             Investors                              619
                                            -----------
TOTAL INVESTMENTS -- 100.0%
  (COST $235,455+)                              235,455
Liabilities in Excess of Other                      (54)
  Assets -- N.M.
                                            -----------
NET ASSETS -- 100.0%                            235,401
                                            ===========
NET ASSET VALUE PER SHARE
  (Based on 235,401 Shares Outstanding)           $1.00
                                          =============

------------------------------

* Non-income producing
N.M. Not Meaningful
ADR American Depository Receipts
+ Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 2002
(unaudited)

                                                                              ALL CAP      INTERNATIONAL
                                                               TOP 20         GROWTH          GROWTH
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).......................................  $     5,736    $     3,123      $    319
   Dividends (Note 1)......................................       74,240         14,971        14,075
                                                             -----------    -----------      --------
     Total Investment Income...............................       79,976         18,094        14,394
                                                             -----------    -----------      --------
 EXPENSES
   Investment Advisory Fee ( Note 2).......................      132,549         31,395         4,670
   Distribution Plan Fee (Note 4)
     Class A Shares........................................       23,948          4,795         1,093
     Class B Shares........................................       22,554          6,702            97
     Class C Shares........................................       14,203          5,515           200
   Transfer Agent and Custodian Fee (Note 3)...............       49,599         33,358        30,442
   Printing Expense........................................       48,865         11,311           616
   Registration Fees.......................................       22,747         15,829        15,642
   Insurance Expense.......................................       13,591          2,873           214
   Trustees' Fees..........................................        3,750          3,750         3,750
   Audit Fees..............................................        3,450          4,500         1,500
   Legal Expense...........................................        2,881          2,881         2,881
   Other Expenses..........................................        1,779            980           903
                                                             -----------    -----------      --------
     Total Expenses........................................      339,936        123,889        62,007
     Less Expenses Reimbursed by Investment Adviser (Note
       2)..................................................     (113,545)       (67,634)      (54,780)
                                                             -----------    -----------      --------
     Net Expenses..........................................      226,391         56,255         7,227
                                                             -----------    -----------      --------
 NET INVESTMENT INCOME (LOSS)..............................     (146,415)       (38,161)        7,167
                                                             -----------    -----------      --------
 Net Realized Gain (Loss) on Investments...................   (1,258,284)      (454,017)          979
 Change in Net Unrealized Appreciation/Depreciation of
   Investments.............................................   (1,013,763)      (756,822)       36,315
                                                             -----------    -----------      --------
 NET GAIN (LOSS) ON INVESTMENTS............................   (2,272,047)    (1,210,839)       37,294
                                                             -----------    -----------      --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..............................................  $(2,418,462)   $(1,249,000)     $ 44,461
                                                             ===========    ===========      ========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 2002
(unaudited)

                                                               LARGE CAP     MID CAP       MONEY
                                                                GROWTH       GROWTH       MARKET
                                                               PORTFOLIO    PORTFOLIO    PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $    952     $    371     $    327
   Dividends (Note 1)........................................     1,810          175           --
                                                               --------     --------     --------
     Total Investment Income.................................     2,762          546          327
                                                               --------     --------     --------
 EXPENSES
   Investment Advisory Fee ( Note 2).........................     3,648          807           88
   Distribution Plan Fee (Note 4)
     Class A Shares..........................................       393          139           44
     Class B Shares..........................................     1,258          235           --
     Class C Shares..........................................       819           15           --
   Transfer Agent and Custodian Fee (Note 3).................    30,365        3,581          183
   Registration Fees.........................................    15,184       41,708       41,707
   Trustees' Fees............................................     3,750        1,500        1,500
   Legal Expense.............................................     2,881        1,042        1,042
   Audit Fees................................................     1,500           --           --
   Printing Expense..........................................     1,334          198           --
   Insurance Expense.........................................       261          237       12,683
   Other Expenses............................................       855           --           --
                                                               --------     --------     --------
     Total Expenses..........................................    62,247       49,462       57,247
     Less Expenses Reimbursed by Investment Adviser (Note
       2)....................................................   (55,217)     (48,063)     (57,072)
                                                               --------     --------     --------
     Net Expenses............................................     7,030        1,399          175
                                                               --------     --------     --------
 NET INVESTMENT INCOME (LOSS)................................    (4,268)        (853)         152
                                                               --------     --------     --------
 Net Realized Loss on Investments............................   (36,641)      (1,293)          --
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   (44,174)     (56,928)          --
                                                               --------     --------     --------
 NET LOSS ON INVESTMENTS.....................................   (80,815)     (58,221)          --
                                                               --------     --------     --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS................................................  $(85,083)    $(59,074)    $    152
                                                               ========     ========     ========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              TOP 20                     ALL CAP GROWTH
                                                            PORTFOLIO                      PORTFOLIO
                                                      FOR THE                        FOR THE
                                                    SIX MONTHS     FOR THE YEAR    SIX MONTHS     FOR THE YEAR
                                                       ENDED          ENDED           ENDED          ENDED
                                                   JUNE 30, 2002   DECEMBER 31,   JUNE 30, 2002   DECEMBER 31,
                                                    (UNAUDITED)        2001        (UNAUDITED)        2001
                                                   -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss...........................   $  (146,415)   $  (398,723)    $   (38,161)   $   (80,712)
   Net Realized Loss on Investment
     Transactions................................    (1,258,284)   (10,178,373)       (454,017)    (3,073,373)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.................    (1,013,763)     2,422,927        (756,822)       907,415
                                                    -----------    ------------    -----------    -----------
     Net Decrease in Net Assets Resulting from
       Operations................................    (2,418,462)    (8,154,169)     (1,249,000)    (2,246,670)
                                                    -----------    ------------    -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gains:
     Class A Shares..............................            --       (125,496)             --             --
     Class B Shares..............................            --        (29,080)             --             --
     Class C Shares..............................            --        (18,267)             --             --
                                                    -----------    ------------    -----------    -----------
       Total Distributions to Shareholders.......            --       (172,843)             --             --
                                                    -----------    ------------    -----------    -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Class A Shares............................     1,467,657      5,156,018         777,749      4,385,663
       Class B Shares............................       248,656      1,881,731         163,079      1,307,652
       Class C Shares............................       276,006      1,450,935          65,603      1,311,660
   Reinvestment of Distributions:
       Class A Shares............................            --        137,302              --             --
       Class B Shares............................            --         27,417              --             --
       Class C Shares............................            --         18,500              --             --
   Net Proceeds from Sales of Shares:
       Class A Shares............................    (3,393,431)    (6,926,841)       (900,072)      (949,016)
       Class B Shares............................      (395,176)      (790,337)       (151,192)      (300,826)
       Class C Shares............................      (383,781)      (677,849)       (307,090)      (467,464)
                                                    -----------    ------------    -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.........    (2,180,069)       276,876        (351,923)     5,287,669
                                                    -----------    ------------    -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.....    (4,598,531)    (8,050,136)     (1,600,923)     3,040,999
 NET ASSETS -- Beginning of Period...............    28,638,605     36,688,741       7,214,087      4,173,088
                                                    -----------    ------------    -----------    -----------
 NET ASSETS -- End of Period.....................   $24,040,074    $28,638,605     $ 5,613,164    $ 7,214,087
                                                    ===========    ============    ===========    ===========
 SHARES
   Sold:
       Class A Shares............................       113,614        354,006         148,713        619,055
       Class B Shares............................        19,389        132,328          31,954        189,112
       Class C Shares............................        21,533        102,398          12,569        184,007
   Issued in Reinvestment of Distributions:
       Class A Shares............................            --         10,452              --             --
       Class B Shares............................            --          2,222              --             --
       Class C Shares............................            --          1,479              --             --
   Redeemed:
       Class A Shares............................      (261,994)      (499,293)       (175,719)      (155,789)
       Class B Shares............................       (31,066)       (59,033)        (29,587)       (48,682)
       Class C Shares............................       (30,274)       (52,739)        (59,939)       (68,259)
                                                    -----------    ------------    -----------    -----------
     Net Increase (Decrease) in Shares...........      (168,850)        (8,180)        (72,009)       719,444
                                                    ===========    ============    ===========    ===========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                           INTERNATIONAL                    LARGE CAP
                                                               GROWTH                         GROWTH
                                                             PORTFOLIO                      PORTFOLIO
                                                       FOR THE                        FOR THE
                                                     SIX MONTHS     FOR THE YEAR    SIX MONTHS     FOR THE YEAR
                                                        ENDED          ENDED           ENDED          ENDED
                                                    JUNE 30, 2002   DECEMBER 31,   JUNE 30, 2002   DECEMBER 31,
                                                     (UNAUDITED)        2001        (UNAUDITED)        2001
                                                    -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Gain (Loss).....................   $    7,167      $      (70)     $ (4,268)      $  (3,405)
   Net Realized Gain (Loss) on Investment
     Transactions.................................          979        (168,318)      (36,641)       (268,021)
   Change in Net Unrealized Depreciation of
     Investments..................................       36,315          62,986       (44,174)         98,670
                                                     ----------      ----------      --------       ---------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations..................       44,461        (105,402)      (85,083)       (172,756)
                                                     ----------      ----------      --------       ---------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
     Class A Shares...............................      820,840       1,653,937        56,675         217,052
     Class B Shares...............................           --           5,169       130,841         105,032
     Class C Shares...............................       17,918          36,850        48,140          32,598
   Net Proceeds from Sales of Shares:
     Class A Shares...............................     (206,217)       (836,830)      (58,886)        (64,771)
     Class B Shares...............................           --              --       (12,100)         (8,512)
     Class C Shares...............................           --          (5,361)       (2,756)        (50,282)
                                                     ----------      ----------      --------       ---------
     Net Increase in Net Assets Resulting from
       Share Transactions.........................      632,541         853,765       161,914         231,117
                                                     ----------      ----------      --------       ---------
     TOTAL INCREASE IN NET ASSETS.................      677,002         748,363        76,831          58,361
 NET ASSETS -- Beginning of Period................      854,165         105,802       676,291         617,930
                                                     ----------      ----------      --------       ---------
 NET ASSETS -- End of Period......................   $1,531,167      $  854,165      $753,122       $ 676,291
                                                     ==========      ==========      ========       =========
 SHARES
   Sold:
     Class A Shares...............................      133,139         260,952         9,537          34,497
     Class B Shares...............................           --             810        22,358          16,742
     Class C Shares...............................        2,965           6,318         8,377           5,383
   Redeemed:
     Class A Shares...............................      (34,542)       (133,148)       (9,890)        (11,044)
     Class B Shares...............................           --              --        (2,035)         (1,516)
     Class C Shares...............................           --            (921)         (468)         (8,270)
                                                     ----------      ----------      --------       ---------
     Net Increase in Shares.......................      101,562         134,011        27,879          35,792
                                                     ==========      ==========      ========       =========

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MID CAP           MONEY
                                                                   GROWTH          MARKET
                                                                 PORTFOLIO        PORTFOLIO
                                                               FOR THE PERIOD   FOR THE YEAR
                                                                   ENDED            ENDED
                                                               JUNE 30, 2002    JUNE 30, 2002
                                                                (UNAUDITED)*    (UNAUDITED)*
                                                               --------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Gain (Loss)................................     $   (853)       $    152
   Net Realized Loss on Investment Transactions..............       (1,293)             --
   Change in Net Unrealized Depreciation of Investments......      (56,928)             --
                                                                  --------        --------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................      (59,074)            152
                                                                  --------        --------
 FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income.....................................           --            (152)
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
     Class A Shares..........................................      764,540         135,248
     Class B Shares..........................................      204,715              --
     Class C Shares..........................................       16,701              --
   Reinvestment of Distributions:
     Class A Shares..........................................           --             153
     Class B Shares..........................................           --              --
     Class C Shares..........................................           --              --
   Net Proceeds from Sales of Shares:
     Class A Shares..........................................     (118,800)             --
     Class B Shares..........................................           --              --
     Class C Shares..........................................           --              --
                                                                  --------        --------
     Net Increase in Net Assets Resulting from Share
       Transactions..........................................      867,156         135,401
                                                                  --------        --------
     TOTAL INCREASE IN NET ASSETS............................      808,082         135,401
 NET ASSETS -- Beginning of Period...........................      100,000         100,000
                                                                  --------        --------
 NET ASSETS -- End of Period.................................     $908,082        $235,401
                                                                  ========        ========
 SHARES
   Sold:
     Class A Shares..........................................       80,418         135,248
     Class B Shares..........................................       20,867              --
     Class C Shares..........................................        1,760              --
   Redeemed:
     Class A Shares..........................................      (13,069)             --
     Class B Shares..........................................           --              --
     Class C Shares..........................................           --              --
                                                                  --------        --------
     Net Increase in Shares..................................       89,976         135,248
                                                                  ========        ========
 ------------------------------------------------------------

 * From Commencement of Operations May 1, 2002.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


                                                                                               DISTRIBUTIONS TO
                                                       NET ASSET      NET       NET REALIZED     SHAREHOLDERS     NET INCREASE
                                                       VALUE --    INVESTMENT       AND              FROM          (DECREASE)
                                                       BEGINNING      GAIN       UNREALIZED      NET REALIZED        IN NET
                                                       OF PERIOD     (LOSS)     GAIN (LOSS)         GAINS         ASSET VALUE
                                                       ---------   ----------   ------------   ----------------   ------------
TOP 20 PORTFOLIO CLASS A SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...   $13.45       $(0.06)       $(1.12)          $   --           $(1.18)
For the fiscal year ended December, 2001.............    17.10        (0.17)        (3.40)           (0.08)           (3.65)
For the fiscal year ended December, 2000.............    20.96        (0.20)        (1.44)           (2.22)           (3.86)
For the fiscal year ended December, 1999.............    12.55        (0.18)         9.68            (1.09)           (8.41)
For the period September 30, 1998* through December
  31, 1998...........................................    10.00        (0.01)         2.56               --             2.55
TOP 20 PORTFOLIO CLASS B SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...    13.17        (0.10)        (1.09)              --            (1.19)
For the fiscal year ended December, 2001.............    16.94        (0.23)        (3.46)           (0.08)           (3.77)
For the period March 28, 2000* through December 31,
  2000...............................................    27.85        (0.13)        (8.56)           (2.22)          (10.91)
TOP 20 PORTFOLIO CLASS C SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...    13.19        (0.11)        (1.09)              --            (1.20)
For the fiscal year ended December, 2001.............    16.95        (0.25)        (3.43)           (0.08)           (3.76)
For the period April 18, 2000* through December 31,
  2000...............................................    21.54        (0.11)        (2.26)           (2.22)           (4.59)
ALL CAP GROWTH PORTFOLIO CLASS A SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     5.89        (0.03)        (0.99)              --            (1.02)
For the fiscal year ended December, 2001.............     8.18        (0.05)        (2.24)              --            (2.29)
For the period September 5, 2000* through December
  31, 2000...........................................    11.10           --         (2.92)              --            (2.92)
ALL CAP GROWTH PORTFOLIO CLASS B SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     5.82        (0.04)        (0.98)              --            (1.02)
For the fiscal year ended December, 2001.............     8.14        (0.09)        (2.23)              --            (2.32)
For the period September 24, 2000* through December
  31, 2000...........................................    10.51        (0.01)        (2.36)              --            (2.37)
ALL CAP GROWTH PORTFOLIO CLASS C SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     5.83        (0.05)        (0.98)              --            (1.03)
For the fiscal year ended December, 2001.............     8.16        (0.09)        (2.24)              --            (2.33)
For the period September 26, 2000* through December
  31, 2000...........................................    10.43        (0.01)        (2.26)              --            (2.27)
---------------------------------

 * Commencement of Operations
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) Total return calculated from offering date of September 5, 2000.

 See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                   RATIOS TO AVERAGE NET ASSETS
                                 ----------------------------------------------------------------

                                                    EXPENSES      NET INVESTMENT   NET INVESTMENT
       NET ASSET      TOTAL      EXPENSES AFTER      BEFORE         LOSS AFTER      LOSS BEFORE
       VALUE-END    INVESTMENT   REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
       OF PERIOD     RETURN+        (NOTE 2)        (NOTE 2)         (NOTE 2)         (NOTE 2)
      -----------   ----------   --------------   -------------   --------------   --------------
        $12.27         (8.77)%(A)      1.50%(B)         2.36%(B)       (0.90)%(B)       (1.76)%(B)
         13.45        (20.89)         1.50              2.15           (1.10)           (1.75)
         17.10         (8.05)         1.40              1.89           (1.11)           (1.59)
         20.96         75.91          1.50              2.34           (1.34)           (2.19)
         12.55         25.50(A)       1.50(B)           7.90(B)        (0.64)(B)        (7.04)(B)
         11.98         (9.04)(A)      2.25(B)           3.11(B)        (1.65)(B)        (2.50)(B)
         13.17        (21.75)         2.25              2.90           (1.84)           (2.49)
         16.94        (31.41)(A)      2.25(B)           2.74(B)        (1.84)(B)        (2.33)(B)
         11.99         (9.10)(A)      2.25(B)           3.11(B)        (1.65)(B)        (2.50)(B)
         13.19        (21.68)         2.25              2.90           (1.84)           (2.49)
         16.95        (11.27)(A)      2.25(B)           2.74(B)        (1.83)(B)        (2.31)(B)
          4.87        (17.32)(A)      1.50(B)           3.66(B)        (0.92)(B)        (3.08)(B)
          5.89        (28.00)         1.50              3.37           (0.93)           (2.80)
          8.18        (26.31)(A,C)      1.45(B)        14.71(B)        (0.40)(B)       (13.66)(B)
          4.80        (17.53)(A)      2.25(B)           4.41(B)        (1.68)(B)        (3.84)(B)
          5.82        (28.50)         2.25              4.12           (1.68)           (3.55)
          8.14        (22.55)(A)      2.20(B)          15.46(B)        (1.06)(B)       (14.32)(B)
          4.80        (17.67)(A)      2.25(B)           4.41(B)        (1.68)(B)        (3.84)(B)
          5.83        (28.55)         2.25              4.12           (1.68)           (3.55)
          8.16        (21.76)(A)      2.20(B)          15.46(B)        (1.05)(B)       (14.31)(B)

                            SUPPLEMENTARY DATA
                   ------------------------------------
                                             NUMBER OF
                                              SHARES
                               NET ASSETS   OUTSTANDING
                               AT END OF     AT END OF
                   PORTFOLIO     PERIOD       PERIOD
                   TURNOVER     (000'S)       (000'S)
                   ---------   ----------   -----------
                       109%     $17,144        1,972
                       185       20,784        1,545
                       118       28,737        1,680
                       235       23,433        1,118
                        82        7,202          574
                       109        4,245          354
                       185        4,823          366
                       118        4,922          290
                       109        2,652          221
                       185        3,032          230
                       118        3,030          179
                       232        3,421          702
                       182        4,293          729
                        40        2,174          266
                       232        1,256          262
                       182        1,509          259
                        40          967          119
                       232          936          195
                       182        1,412          242
                        40        1,032          126

FINANCIAL HIGHLIGHTS


                                                                                               DISTRIBUTIONS TO
                                                       NET ASSET      NET       NET REALIZED     SHAREHOLDERS     NET INCREASE
                                                       VALUE --    INVESTMENT       AND              FROM          (DECREASE)
                                                       BEGINNING      GAIN       UNREALIZED     NET INVESTMENT       IN NET
                                                       OF PERIOD     (LOSS)     GAIN (LOSS)         INCOME        ASSET VALUE
                                                       ---------   ----------   ------------   ----------------   ------------
INTERNATIONAL GROWTH PORTFOLIO CLASS A SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...    $5.74        $0.03         $0.35           $   --            $0.38
For the fiscal year ended December, 2001.............     7.12           --         (1.38)              --            (1.38)
For the period September 5, 2000* through December
  31, 2000...........................................     9.74        (0.02)        (2.60)              --            (2.62)
INTERNATIONAL GROWTH PORTFOLIO CLASS B SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     5.70         0.03          0.34               --             0.37
For the fiscal year ended December, 2001.............     7.12        (0.04)        (1.38)              --            (1.42)
For the period November 2, 2000* through December 31,
  2000...............................................     8.31        (0.01)        (1.18)              --            (1.19)
INTERNATIONAL GROWTH PORTFOLIO CLASS C SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     5.71         0.02          0.33               --             0.35
For the period January 12, 2001* through December 31,
  2001...............................................     7.12        (0.01)        (1.40)              --            (1.41)
LARGE CAP GROWTH PORTFOLIO CLASS A SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     6.21        (0.02)        (0.67)              --            (0.69)
For the fiscal year ended December, 2001.............     8.41        (0.01)        (2.19)              --            (2.20)
For the period September 5, 2000* through December
  31, 2000...........................................    11.22        (0.01)        (2.80)              --            (2.81)
LARGE CAP GROWTH PORTFOLIO CLASS B SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     6.18        (0.04)        (0.67)              --            (0.71)
For the fiscal year ended December, 2001.............     8.40        (0.04)        (2.18)              --            (2.22)
For the period October 3, 2000* through December 31,
  2000...............................................    10.35        (0.01)        (1.94)              --            (1.95)
LARGE CAP GROWTH PORTFOLIO CLASS C SHARES
-----------------------------------------------------
For the six months ended June 30, 2002 (unaudited)...     6.15        (0.04)        (0.66)              --            (0.70)
For the fiscal year ended December, 2001.............     8.39        (0.07)        (2.17)              --            (2.24)
For the period September 26, 2000* through December
  31, 2000...........................................    10.81        (0.01)        (2.41)              --            (2.42)
MID CAP GROWTH PORTFOLIO CLASS A SHARES
-----------------------------------------------------
For the period May 1, 2002* through June 30, 2002....    10.00        (0.01)        (0.90)              --            (0.91)
MID CAP GROWTH PORTFOLIO CLASS B SHARES
-----------------------------------------------------
For the period May 1, 2002* through June 30, 2002....    10.00        (0.02)        (0.90)              --            (0.92)
MID CAP GROWTH PORTFOLIO CLASS C SHARES
-----------------------------------------------------
For the period May 1, 2002* through June 30, 2002....    10.00        (0.01)        (0.91)              --            (0.92)
MONEY MARKET PORTFOLIO CLASS A SHARES
-----------------------------------------------------
For the period May 1, 2002* through June 30, 2002....     1.00         0.01            --            (0.01)              --
---------------------------------

 * Commencement of Operations
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.
 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) Total return calculated from offering date of September 5, 2000.

 See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                    RATIOS TO AVERAGE NET ASSETS
                                  ----------------------------------------------------------------

                                                     EXPENSES      NET INVESTMENT   NET INVESTMENT
       NET ASSET       TOTAL      EXPENSES AFTER      BEFORE         LOSS AFTER      LOSS BEFORE
      VALUE -- END   INVESTMENT   REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT    REIMBURSEMENT
       OF PERIOD      RETURN+        (NOTE 2)        (NOTE 2)         (NOTE 2)         (NOTE 2)
      ------------   ----------   --------------   -------------   --------------   --------------
          $6.12          6.62%(A,C)      1.48%(B)       13.06(B)         1.55%(B)       (10.03)%(B)
           5.74        (19.38)         1.49             22.97            0.03           (21.45)
           7.12        (26.90)(A)      1.49(B)         120.64(B)        (0.54)(B)      (119.69)(B)
           6.07          6.49(A)       2.25(B)          13.83(B)         0.99(B)        (10.59)(B)
           5.70        (19.94)         2.25             23.73           (0.65)          (22.13)
           7.12        (14.32)(A)      2.24(B)         121.39(B)        (0.83)(B)      (119.99)(B)
           6.06          6.13(A)       2.24(B)          13.82(B)         0.98(B)        (10.60)(B)
           5.71        (19.80)(A)      2.21(B)          23.69(B)        (0.74)(B)       (22.22)(B)
           5.52        (11.11)(A,C)      1.50(B)        16.64(B)        (0.76)(B)       (15.89)(B)
           6.21        (26.16)         1.50             18.11           (0.19)          (16.80)
           8.41        (25.04)(A)      1.47(B)          48.33(B)        (0.30)(B)       (47.16)(B)
           5.47        (11.49)(A)      2.25(B)          17.38(B)        (1.48)(B)       (16.61)(B)
           6.18        (26.43)         2.25             18.86           (0.95)          (17.56)
           8.40        (18.92)(A)      2.22(B)          49.08(B)        (0.72)(B)       (47.58)(B)
           5.45        (11.38)(A)      2.25(B)          17.39(B)        (1.49)(B)       (16.62)(B)
           6.15        (26.70)         2.25             18.87           (0.92)          (17.54)
           8.39        (22.39)(A)      2.22(B)          49.08(B)        (0.54)(B)       (47.40)(B)
           9.09         (9.10)(A,C)      1.37(B)        56.75(B)        (0.79)(B)       (56.17)(B)
           9.08         (9.20)(A)      2.19(B)          57.53(B)        (1.44)(B)       (56.83)(B)
           9.08         (9.20)(A)      2.17(B)          58.33(B)        (1.50)(B)       (56.88)(B)
           1.00          0.14(A)       0.96(B)         313.84(B)         0.83(B)       (312.04)(B)

                       SUPPLEMENTARY DATA
              ------------------------------------
                                        NUMBER OF
                                         SHARES
                          NET ASSETS   OUTSTANDING
                          AT END OF     AT END OF
              PORTFOLIO   PERIOD (IN   PERIOD (IN
              TURNOVER    THOUSANDS)   THOUSANDS)
              ---------   ----------   -----------
                   58%      $1,461          239
                  241          805          140
                   42           89           13
                   58           20            3
                  241           18            3
                   42           17            2
                   58           51            8
                  241           31            5
                   62          297           54
                  127          336           54
                   26          258           31
                   62          284           52
                  127          195           32
                   26          138           16
                   62          172           31
                  127          145           24
                   26          222           27
                    3          699           77
                    3          191           21
                    3           18            2
                  N/A          235          235

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2002
(unaudited)

1. Significant Accounting Policies

     The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of six Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, the All Cap Growth Portfolio, a diversified open-end management investment company, International Growth Portfolio, a non-diversified open-end management investment company, the Large Cap Growth Portfolio, a non-diversified open-end management company, the Mid Cap Growth Portfolio, a non-diversified open-end management company, and the Money Market Portfolio. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund consists of three classes of shares: Class A offered since September 30, 1998 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios, and Class B and Class C shares offered since March 2, 2000 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios and for all share classes of the Mid Cap Growth and Money Market Portfolios since May 1, 2002. Class A shares are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Class B and C shares are offered at net asset value without an initial sales charge and may be subject to a contingent deferred sales charge. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio except for the Money Market Portfolio which pays a fee of 0.50%. An officer and trustee of the Fund is also an officer and director of the Adviser.

     Money Management Advisers, Inc. ("MMA") serves as Investment sub-adviser to the Money Market Portfolio. The Adviser pays MMA a fee for its services at an annual rate equal to 100% of the fee actually paid to the Adviser by the Fund (net of any waivers).

     The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% and Class B and Class C to 2.25% of average annual net assets with the exception of the Money Market Portfolio which is limited to 1.00% for Class A and 1.75% for Class B and Class C of average daily net assets. In order to

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio, the All Cap Growth Portfolio, the International Growth Portfolio, the Large Cap Growth Portfolio, the Mid Cap Growth Portfolio, and the Money Market Portfolio totalling $113,545, $67,633, $54,780, $55,217, $48,063 and $57,072 respectively.

     At June 30, 2002, the statement of net assets includes the following amounts payable to the Adviser and Distributor:

                                                              ALL CAP     INTERNATIONAL    LARGE CAP     MID CAP       MONEY
                                                 TOP 20       GROWTH         GROWTH         GROWTH       GROWTH       MARKET
                                                PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                ---------    ---------    -------------    ---------    ---------    ---------
Adviser.......................................   $20,342      $4,851         $1,117          $614         $638          $48
                                                 =======      ======         ======          ====         ====          ===
Distributor...................................   $   920      $  250         $   35          $ 43         $ 32          $ 5
                                                 =======      ======         ======          ====         ====          ===

     Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     For the six months ended June 30, 2002, the Fund was advised that the Distributor received $129 and $178 from sales loads earned on sales of the Top 20 Portfolio's and the All Cap Growth Portfolio's capital stock, respectively.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,000 annually. For the six months ended June 30, 2002, Trustees' fees totaled $18,000.

3. Transfer Agent and Custodian

     FBR National Bank & Trust, formerly Rushmore Trust and Savings, FSB, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                      NAVELLIER MILLENNIUM FUNDS
--------------------------------------------------------------------------------

5. Securities Transactions

     For the six months ended June 30, 2002, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                       ALL CAP      INTERNATIONAL    LARGE CAP     MID CAP
                                        TOP 20         GROWTH          GROWTH         GROWTH       GROWTH
                                       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                      -----------    -----------    -------------    ---------    ---------
Purchases...........................  $28,298,319    $14,063,082     $1,125,929      $464,176     $955,309
                                      ===========    ===========     ==========      ========     ========
Sales...............................  $30,710,400    $13,905,773     $  537,192      $385,141     $ 12,072
                                      ===========    ===========     ==========      ========     ========

6. Unrealized Appreciation and Depreciation of Investments

     Unrealized appreciation and depreciation as of June 30, 2002, based on the cost for Federal income tax purposes are as follows:

                                                     ALL CAP      INTERNATIONAL    LARGE CAP     MID CAP
                                       TOP 20         GROWTH         GROWTH         GROWTH        GROWTH
                                      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                     -----------    ----------    -------------    ---------    ----------
Gross Unrealized Appreciation......  $ 2,577,153    $  265,553     $  117,724      $ 53,043     $    7,688
Gross Unrealized Depreciation......     (593,766)     (272,433)       (45,243)      (54,406)       (64,616)
                                     -----------    ----------     ----------      --------     ----------
Net Unrealized
  Appreciation/(Depreciation)......  $ 1,983,387    $   (6,880)    $   72,481      $ (1,363)    $  (56,928)
                                     ===========    ==========     ==========      ========     ==========
Cost of Investments for Federal
  Income Tax Purposes..............  $22,187,688    $5,521,597     $1,383,626      $749,941     $1,143,791
                                     ===========    ==========     ==========      ========     ==========

7. Federal Income Tax

     At December 31, 2001, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                        ALL CAP     INTERNATIONAL
                                                           TOP 20        GROWTH        GROWTH       LARGE CAP
                                                          PORTFOLIO    PORTFOLIO      PORTFOLIO      GROWTH
                    EXPIRES DECEMBER 31,                                                            PORTFOLIO
      ---------------------                              -----------   ----------   -------------   ---------
      2008.............................................  $        --   $   15,019     $  4,532      $  1,955
      2009.............................................   11,569,611    2,754,393      133,011       245,519
                                                         -----------   ----------     --------      --------
                                                         $11,569,611   $2,769,412     $137,543      $247,474
                                                         ===========   ==========     ========      ========

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2002, there were no borrowings outstanding.

Custodian & Transfer Agent

FBR National Bank & Trust
4922 Fairmont Avenue
Bethesda, MD 20814

800-622-1386 E.S.T.

Navellier Offices

c/o Navellier Securities Corp.
One East Liberty, Third Floor
Reno, Nevada 89501

800-887-8670 P.S.T.

[NAVELLIER LETTERHEAD]